Financial Income and Expenses (Details) - DKK (kr) kr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Financial Income:
Interest and other financial income	kr 209	kr 51	kr 401	kr 87
Gain on marketable securities, net	4		89
Gain on other investments, net	30		37
Foreign exchange rate gain, net		1,391		1,792
Total financial income	243	1,442	527	1,879
Increase in Interest Income			314
Increase in gain on marketable securities			404
Financial expenses:
Interest and other financial expenses	(7)	(6)	(13)	(10)
Loss on marketable securities, net		(126)		(315)
Loss on other investments, net		(68)		(214)
Foreign exchange rate loss, net	(10)		(439)
Total financial expenses	(17)	(200)	(452)	(539)
Net financial items	kr 226	kr 1,242	kr 75	kr 1,340